Income tax expenses	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
18.	Income tax expenses

The Company is incorporated in the Cayman Islands but has its principal operations in the PRC through its PRC subsidiaries.

Cayman Islands and British Virgin Islands

The Company and Bright Sound Limited were incorporated in the Cayman Islands and British Virgin Islands, respectively, and are not subject to the income tax. In addition, upon payments of dividends by the Company to its shareholders, no Cayman Islands or British Virgin Islands withholding tax will be imposed.

PRC

Prior to January 1, 2008, pursuant to the PRC income tax laws, the Company's subsidiaries and VIEs are generally subject to Foreign Enterprise Income Taxes ("FEIT") at a statutory rate of 33%. Some of these subsidiaries are located in the Shenzhen Special Economic Zone and under PRC income taxes laws, they are subject to a preferential tax rate of 15%. In addition, some of the Company's subsidiaries are under PRC income tax laws entitled to a two years tax exemption followed by three years with a 50% reduction in the tax rate, commencing from the first profitable year, after offsetting all unexpired tax losses carried forward from its first profit making year of operations (the "2-plus-3 Income Tax Holiday").

Chengdu Shidai Noah Education Software Co., Ltd. ("CDSD") was established in Chengdu High-Tech Economic Zone. It was recognized as a key software company and was entitled to exemption from FEIT under the 2-plus-3 Income Tax Holiday. CDSD was exempted from FEIT for the calendar year ended December 31, 2008 as 2008 was the first profit making year.

The other PRC subsidiaries are subject to the uniform income tax rate of 25%.

The Company's other subsidiaries in the PRC have minimal operations, and the Group had minimal operations in jurisdictions other than the PRC.

Uncertainties exist with respect to how the PRC's current income tax law applies to the Company's overall operations, and more specifically, with regard to tax residency status. The new tax law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for PRC income tax purposes if their place of effective management or control is within PRC. The Implementation Rules to the new tax law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within the PRC. Additional guidance is expected to be released by the PRC government in the near future that may clarify how to apply this new tax law to taxpayers. It is more-likely-than-not that the Company may be considered as a PRC tax resident. However, the Company was at a loss position as of the reporting periods. Therefore, the Company did not expect material PRC income tax exposure even it was characterized as a PRC tax resident.

For other legal entities organized outside of the PRC, the Company does not believe that they should be treated as residents for the new tax law's purposes. If any of these entities were characterized as a PRC tax resident, the impact would adversely affect the Company's operation.

Aggregate undistributed earnings of the Company's subsidiaries in the PRC that are available for distribution to the Company of approximately RMB283,130,131 (approximately US$46,131,934) at June 30, 2013 are considered to be indefinitely reinvested, and accordingly, no provision has been made for the PRC dividend withholding taxes that would be payable upon the distribution of those amounts to the Company. In an announcement formally made on February 22, 2008, the PRC authorities clarified that the distributions made out of undistributed earnings that arose prior to January 1, 2008 would not give rise to withholding tax.

Under US GAAP, deferred tax liability should be accounted for in respect of the undistributed earnings of the Company's financial interest in VIE affiliates and domestic subsidiaries. The Company believes that it is more likely than not that there is no deferred tax liability resulting from the undistributed earnings because the Company has means available under the PRC tax law to recover the investment in its consolidated VIE in a tax free manner.

The following table sets forth income tax expenses of the Company's PRC subsidiaries, which were included in the consolidated statements of income for the periods presented:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Current tax	5,981,945	11,813,969	11,718,081	1,909,291
Deferred tax expense (credit)	237,513	(1,383,567)	(2,208,845)	(359,899)
	6,219,458	10,430,402	9,509,236	1,549,392

A reconciliation of income tax expense to the amount computed by applying the current tax rate to the (loss) profit before income taxes in the consolidated statements of income were as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

(Loss) profit before income tax	(19,258,073)	(37,248,196)	32,262,994	5,256,784

Tax at the domestic income tax rate of 25%	(4,814,518)	(9,312,049)	8,065,749	1,314,196
Tax effect of income that are not taxable:
Allowance for research and development	(156)	(1,399)	-	-
Other non-taxable income	(6,115)	(1,128,524)	(1,254,150)	(204,346)
Tax effect of expenses that are not deductible:
Impairment loss of goodwill	-	14,348,467	-	-
Other non-deductible expenses	2,042,464	1,873,323	342,186	55,756
Tax effect of 2-plus-3 Income Tax Holiday	(1,756,754)	(1,290,674)	-	-
Change in valuation allowance	5,119,999	2,883,211	(386,310)	(62,944)
Effect of changes in enacted tax law and rates	(73,969)	-	-	-
Under(over) provision in prior years	-	1,374,610	(750,000)	(122,202)
Effect of loss of the Company and subsidiaries not subject to tax in other jurisdictions	5,051,879	2,117,135	3,210,957	523,179
Others	656,628	(433,698)	280,804	45,753
	6,219,458	10,430,402	9,509,236	1,549,392

The aggregate amount and per share effect of the tax holidays and tax concessions are as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

The aggregate effect	1,756,754	1,290,674	-	-
Per share effect - basic	0.05	0.04	-	-
Per share effect - diluted	0.05	0.04	-	-

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it is concluded that there are no significant uncertain tax positions or unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decrease to its liabilities for unrecognized tax benefit within the next twelve months. The Group classifies interest and/or penalties related to income tax matters in income tax expense. The tax positions for the years 2008 to 2013 may be subject to examination by the PRC tax authorities.

Significant components of deferred tax assets and liabilities:

	Years ended June 30,
	2012	2013	2013
	RMB	RMB	US$

Tax loss carried forwards	21,015,447	14,085,334	2,295,000
Future deductible expenditure	8,243,306	8,243,306	1,343,127
Fair value changes of property, plant and equipment	298,831	104,314	16,996
Allowance for doubtful debts	2,481,580	111,486	18,165
Total deferred tax assets	32,039,164	22,544,440	3,673,288
Less: valuation allowance	(31,740,333)	(22,440,126)	(3,656,292)
Total net deferred tax assets (non-current)	298,831	104,314	16,996
Deferred tax liabilities:
Property, plant and equipment and intangible assets (non-current)	7,585,920	9,407,560	1,532,825

Movement of valuation allowances:

	As of June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

At the beginning of year	57,861,224	36,659,614	31,740,333	5,171,625
Current year addition (reduction)	12,495,012	2,883,211	(386,310)	(62,944)
Tax loss expired	-	(7,802,492)	(9,242,125)	(1,505,869)
Disposal of ELP business	(33,696,622)	-	-	-
Acquisitions of Xiaoxiao and DDK	-	-	328,228	53,480
At the end of year	36,659,614	31,740,333	22,440,126	3,656,292

Valuation allowances have been provided on the deferred tax assets because the Company believes that it is not more likely than not that the assets will be utilized. As of June 30, 2012 and 2013, valuation allowances were provided for the deferred tax assets relating to the future benefit of net operating loss carry forward as the management determines that the utilization of those net operating loss carry forward not more likely than not. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowances will increase income when those events occur. Tax losses carry forward in the amount of approximately RMB24,721,823, RMB21,015,447, and RMB14,085,334 (US$2,295,000) incurred in the years ended June 30, 2011, 2012 and 2013 respectively, will expire in the years ended June 30, 2015, 2016 and 2017, respectively.